Associated companies (Details 1) - Roche Holding AG, Switzerland $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of associates [line items]
Proportion of voting rights held in associate	33.30%
Proportion of ownership interest in associate	6.20%
Gain on divestment of interests in associated companies	$ 14,556
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 20,700